Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AXA PREMIER VIP TRUST
Prospectus Date	rr_ProspectusDate	Aug. 16, 2011
Multimanager Small Cap Growth Portfolio | Class K Shares
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_MaximumAccountFee
Management Fee	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service Fees (12b-1 fees)	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	1.07%
1 Year	rr_ExpenseExampleYear01	109
3 Years	rr_ExpenseExampleYear03	340
5 Years	rr_ExpenseExampleYear05	590
10 Years	rr_ExpenseExampleYear10	1,306
Multimanager Small Cap Growth Portfolio | Class A Shares
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2001	rr_AnnualReturn2001	(3.80%)
Annual Return 2002	rr_AnnualReturn2002	(24.02%)
Annual Return 2003	rr_AnnualReturn2003	23.08%
Annual Return 2004	rr_AnnualReturn2004	12.50%
Annual Return 2005	rr_AnnualReturn2005	7.55%
Annual Return 2006	rr_AnnualReturn2006	10.26%
Annual Return 2007	rr_AnnualReturn2007	3.60%
Annual Return 2008	rr_AnnualReturn2008	(41.99%)
Annual Return 2009	rr_AnnualReturn2009	34.95%
Annual Return 2010	rr_AnnualReturn2010	27.77%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.35%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.05%)
One Year	rr_AverageAnnualReturnYear01	27.77%
Five Years	rr_AverageAnnualReturnYear05	2.70%
Ten Years	rr_AverageAnnualReturnYear10	2.21%
Multimanager Small Cap Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MULTIMANAGER SMALL CAP GROWTH PORTFOLIO – CLASS K SHARES
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE PORTFOLIO
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The following table describes the fees and expenses that you may pay if you buy and hold shares of the portfolio. The table below does not reflect any fees and expenses associated with variable life insurance contracts and variable annuity certificates and contracts ("Contracts"), which would increase overall fees and expenses. See the Contract prospectus for a description of those fees and expenses.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 44% of the average value of the Portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	44.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other portfolios. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. This Example does not reflect any Contract-related fees and expenses, including redemption fees (if any) at the Contract level. If such fees and expenses were reflected, the total expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	INVESTMENTS, RISKS, AND PERFORMANCE Principal Investment Strategies of the Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the portfolio intends to invest at least 80% of its net assets, plus borrowings for investment purposes, in equity securities of U.S. small-capitalization companies. This policy may not be changed without providing at least sixty days' written notice to the portfolio's shareholders. For purposes of this portfolio, small-capitalization companies are companies with market capitalization within the range of companies in the Russell 2000 Index at the time of investment (as of December 31, 2010, the market capitalization of companies included in this index ranged from approximately $24.2 million to $5.2 billion). In addition, securities of small-capitalization companies may include financial instruments that derive their value from the securities of such companies. The size of companies in the Russell 2000 Index changes with market conditions, which can result in changes to the market capitalization range of companies in the Index. The portfolio intends to invest primarily in common stocks, but it may also invest in other securities that the sub-advisers believe provide opportunities for capital growth.

AXA Equitable Funds Management Group, LLC ("FMG LLC" or "Manager") will generally allocate the portfolio's assets among three or more sub-advisers, each of which will manage its portion of the portfolio using different yet complementary investment strategies. Under normal circumstances, one portion of the portfolio will track the performance of a particular index ("Index Allocated Portion") and the other portions of the portfolio will be actively managed ("Active Allocated Portions"). Under normal circumstances, the Manager anticipates allocating approximately 50% of the Portfolio's net assets to the Index Allocated Portion and the remaining 50% of net assets among the Active Allocated Portions. These percentages are targets established by the Manager and actual allocations between the portions may deviate from these targets by up to 20% of the Portfolio's net assets.

The Manager has been granted relief by the Securities and Exchange Commission to hire, terminate and replace sub-advisers and amend subadvisory agreements subject to the approval of the Board of Trustees and without obtaining shareholder approval. However, the Manager may not enter into a subadvisory agreement on behalf of the Portfolio with an "affiliated person" of the Manager, such as AllianceBernstein L.P., unless the subadvisory agreement is approved by the Portfolio's shareholders. The Manager has ultimate responsibility to oversee sub-advisers and recommend their hiring, termination and replacement.

The Index Allocated Portion of the Portfolio seeks to track the performance (before fees and expenses) of the Russell 2000 Growth Index with minimal tracking error. This strategy is commonly referred to as an indexing strategy. Generally, the Index Allocated Portion uses a full replication technique, although in certain instances a sampling approach may be utilized for a portion of the Index Allocated Portion. The Index Allocated Portion also may invest in other instruments, such as futures and options contracts, that provide comparable exposure as the index without buying the underlying securities comprising the index.

The Manager also may utilize futures and options, such as exchange-traded futures and options contracts on securities indices, to manage equity exposure. Futures and options can provide exposure to the performance of a securities index without buying the underlying securities comprising the index. They also provide a means to manage the Portfolio's equity exposure without having to buy or sell securities. When market volatility is increasing above specific thresholds set for the Portfolio, the Manager may limit equity exposure either by reducing investments in securities, selling long futures and options positions on an index, increasing cash levels, and/or shorting an index. Although these actions are intended to reduce the overall risk of investing in the Portfolio, they may result in periods of underperformance. The Portfolio may invest up to 25% of its assets in derivatives. It is anticipated that the Portfolio's derivative instruments will consist primarily of exchange-traded futures and options contracts on securities indices, but the Portfolio also may utilize other types of derivatives. The Portfolio's investments in derivatives may be deemed to involve the use of leverage because the Portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price. The use of derivatives also may be deemed to involve the use of leverage because the heightened price sensitivity of some derivatives to market changes may magnify the Portfolio's gain or loss. It is not generally expected, however, that the Portfolio will be leveraged by borrowing money for investment purposes. In addition, the Portfolio generally does not intend to use leverage to increase its net investment exposure above approximately 100% of the Portfolio's net asset value or below 0%. The Portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin or collateral for the Portfolio's obligations under derivative transactions.

Each Active Allocated Portion utilizes an aggressive, growth-oriented investment style and invests primarily in equity securities of companies that, in the view of the sub-adviser, are either in or entering into the growth phase of their business cycle. The sub-advisers may sell a security for a variety of reasons, such as to invest in a company offering superior investment opportunities. The Active Allocated Portions also may invest, to a limited extent (generally up to 20% of its net assets), in foreign securities, including securities companies based in developing countries and depositary receipts of foreign based companies. The sub-advisers for the Active Allocated Portions also may engage in active and frequent trading of portfolio securities in seeking to achieve the portfolio's objective.

Risk [Heading]	rr_RiskHeading	The Principal Risks of Investing in the Portfolio
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolio.

•

Derivatives Risk — A Portfolio's investments in derivatives may rise or fall more rapidly than other investments. Changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index, and a Portfolio could lose more than the principal amount invested. In addition, it may be difficult or impossible for the Portfolio to purchase or sell certain derivatives in sufficient amounts to achieve the desired level of exposure, which may result in a loss or may be costly to the Portfolio. Derivatives also may be subject to certain other risks such as leverage risk, the risk that a counterparty may be unable or unwilling to honor its obligations, and the risk of mispricing or improper valuation.

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Equity Risk — In general, stocks and other equity security values fluctuate, and sometimes widely fluctuate, in response to changes in a company's financial condition as well as general market, economic, and political conditions.

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Foreign Securities Risk — Investments in foreign securities, including depositary receipts, involve risks not associated with investing in U.S. securities. Foreign markets may be less liquid, more volatile and subject to less government supervision than domestic markets. Security values also may be negatively affected by changes in the exchange rates between the U.S. dollar and foreign currencies. Differences between U.S. and foreign legal, political and economic systems, regulating regimes and market practices also may impact security values and it may take more time to clear and settle trades involving foreign securities.

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Currency Risk — Investments in foreign currencies and in securities that trade in, or receive revenues in, foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Any such decline may erode or reverse any potential gains from an investment in securities denominated in foreign currency or may widen existing loss. Currency rates may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention by governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the U.S. or abroad.

•

Depositary Receipts — Investments in depositary receipts (including American Depositary Receipts, European Depositary Receipts and Global Depositary Receipts) are generally subject to the same risks of investing in the foreign securities that they evidence or into which they may be converted. In addition, issuers underlying unsponsored depositary receipts may not provide as much information as U.S. issuers and issuers underlying sponsored depositary receipts. Unsponsored depositary receipts also may not carry the same voting privileges as sponsored depositary receipts.

•

Emerging Markets Risk — There are greater risks involved in investing in emerging market countries and/or their securities markets. Investments in these countries and/or markets may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries.

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Index Strategy Risk — A Portfolio that employs an index strategy generally invests in the securities included in the relevant index or a representative sample of such securities regardless of market trends. Such a portfolio generally will not modify its index strategy to respond to changes in the economy, which means that it may be particularly susceptible to a general decline in the market segment relating to the relevant index. In addition, although the index strategy attempts to closely track its benchmark index, the Portfolio may not invest in all of the securities in the index. Also, the Portfolio's fees and expenses will reduce the Portfolio's returns, unlike those of the benchmark index. Cash flow into and out of the Portfolio, portfolio transaction costs, changes in the securities that comprise the index, and the Portfolio's valuation procedures also may affect the Portfolio's performance. Therefore, there can be no assurance that the performance of the index strategy will match that of the benchmark index.

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Investment Style Risk — A sub-adviser may use a particular style or set of styles — in this case "growth" styles — to select investments. Those styles may be out of favor or may not produce the best results over short or longer time periods. Growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth investing also is subject to the risk that the stock price of one or more companies will fall or will fail to appreciate as anticipated, regardless of movements in the securities market. Growth stocks also tend to be more volatile than value stocks, so in a declining market, their prices may decrease more than value stocks in general.

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Leverage Risk — When a Portfolio leverages its holdings, the value of an investment in that Portfolio will be more volatile and all other risks will tend to be compounded. For example, a Portfolio may take on leveraging risk when it engages in derivatives transactions, invests in collateral from securities loans or borrows money.

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Portfolio Turnover Risk — High portfolio turnover (generally turnover in excess of 100% in any given fiscal year) may result in increased transaction costs to a Portfolio, which may result in higher fund expenses and lower total return.

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Short Sales Risk — A Portfolio may engage in short sales and may enter into derivative contracts that have a similar economic effect (e.g., taking a short position in a futures contract). A "short sale" is the sale by a portfolio of a security that has been borrowed from a third party on the expectation that the market price will drop. If the price of the security rises, the Portfolio may have to cover short positions at a higher price than the short sale price, resulting in a loss. In addition, because a Portfolio's potential loss on a short sale arises from increases in the value of the security sold short, the extent of such loss, like the price of the security sold short, is theoretically unlimited.

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Small-Cap Company Risk — A Portfolio's investments in small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable than larger companies to adverse business or economic developments. Such companies generally have narrower product lines, more limited financial resources and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies, and the portfolio may experience difficulty in purchasing or selling such securities at the desired time and price.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Portfolio.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Portfolio is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Risk/Return Bar Chart and Table
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2010 compared to the returns of a broad-based market index. Past performance is not necessarily an indication of future performance.

The Class K Shares have not yet commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

The performance results do not reflect any Contract-related fees and expenses, which would reduce the performance results.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide some indication of the risks of investing in the Portfolio by showing changes in the Portfolio's performance from year to year and by showing the Portfolio's average annual total returns for the past one, five and ten years through December 31, 2010 compared to the returns of a broad-based market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance is not necessarily an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best quarter (% and time period)	Worst quarter (% and time period)
27.35% (2001 4th Quarter)	–27.05% (2008 4th Quarter)

Bar Chart, Returns for Class Not Offered in Prospectus [Text]	rr_BarChartReturnsForClassNotOfferedInProspectus

The Class K Shares have not yet commenced operations prior to the date of this prospectus and, therefore, do not have a full calendar year of performance history. The performance information shown below is the performance of the Class A Shares, which would have annual returns identical to those of the Class K Shares because the Class A Shares are invested in the same portfolio of securities and have the same expenses as the Class K Shares.

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Multimanager Small Cap Growth Portfolio | Russell 2000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	29.09%
Five Years	rr_AverageAnnualReturnYear05	5.30%
Ten Years	rr_AverageAnnualReturnYear10	3.78%